SHARE-BASED PAYMENT (Details) - USD ($) $ in Thousands								12 Months Ended
	Jul. 01, 2026	Jan. 01, 2026	Nov. 18, 2025	Aug. 06, 2025	Feb. 20, 2025	Feb. 05, 2024	Jan. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT (Details) [Line Items]
Vesting period			3 years	3 years	3 years
Vested shares							70,000
Vested options							10,000
Capital gain tax rate			25.00%	25.00%	25.00%		25.00%
Percentage of capital gain tax						25.00%
RSUs [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Vested options							25,000
Share-based payment expenses (in Dollars)								$ 0	$ 1	$ 9
Share Options [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Vesting period							3 years
Board of Directors Chairman [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Number of shares granted			30,000
Board of Directors Chairman [Member] | RSUs [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Vested options							45,000
Officer [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Number of shares granted						2,277,000
Vesting period						3 years
Officer [Member] | Share Options [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Option to purchase						30,000
Directors [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Number of shares granted						90,000
Employees [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Number of shares granted			490,000		644,000
Option to purchase			20,000
Executives and Directors [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Number of shares granted					2,360,000
Service Providers [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Option to purchase			20,000		55,000
Executive Officer [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Number of shares granted				1,200,000
Executive Officer [Member] | Revenue Achievement [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Number of shares granted				300,000
Employees, Directors and Subcontractors [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Share-based payment expenses (in Dollars)								$ 3,575	$ 1,767	$ 1,427
Subsequent Event [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Percentage of vesting	25.00%	25.00%
Employee Stock [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Number of shares granted							320,000
Option to purchase							80,000
Vesting period							3 years
Employee Stock [Member] | RSUs [Member]
SHARE-BASED PAYMENT (Details) [Line Items]
Grant shares							245,000